Tangible Fixed Assets and Vessels Under Construction (Details) $ in Thousands			1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 07, 2020 USD ($)	Oct. 11, 2016	Jun. 30, 2020 USD ($) item	Dec. 31, 2018 USD ($) m³	Aug. 31, 2018 m³	May 31, 2018 m³	Jun. 30, 2020 USD ($) item	Jun. 30, 2020 USD ($) item	Jun. 30, 2019 USD ($)	Dec. 31, 2015 item	Dec. 31, 2014 item	Jun. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, plant and equipment
Balance, at the beginning of the period								$ 4,630,388	$ 4,482,857
Additions								375,844	249,643
Disposals								(3,029)
Depreciation expense								(79,745)	(75,869)
Impairment loss on vessels							$ (22,454)	(22,454)
Balance, at the end of the period			$ 4,901,004	$ 4,482,857			4,901,004	4,901,004	$ 4,651,002
Vessels pledged as collateral			4,700,694				4,700,694	4,700,694					$ 4,407,156
Loss from sale of property, plant and equipment							(572)	(572)
Keppel Shipyard Limited
Property, plant and equipment
Threshold period after which if LLI has not been utilized in a vessel conversion for items will be charged at a percentage of the original cost, in years		3 years
LLI discounted purchase price, expressed as a percentage of the original cost		85.00%
LLI cost, expressed as a percentage of original cost		115.00%
Payment for acquisition of LLI	$ 17,625
MSL | Purchase of depot spares
Property, plant and equipment
Number of vessels acquired | item										2	6
Aggregate initial value to purchase depot spares												$ 8,000
Value of depot spares already purchased and paid												$ 660
Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period								4,427,065
Balance, at the end of the period			4,725,035				4,725,035	4,725,035
Vessels
Property, plant and equipment
Balance, at the beginning of the period								4,407,156
Balance, at the end of the period			$ 4,700,694				$ 4,700,694	4,700,694
Steam Vessels
Property, plant and equipment
Impairment loss on vessels								$ (22,454)
Number of vessels for which recoverable amount is lower than carrying amount | item			4				4	4
Decrease in impairment charge resulting from potential increase in re-chartering rate								$ 126,909
Increase in impairment charge resulting from potential decrease in re-chartering rate								$ (120,247)
Discount rate applied to cash flow projections			5.80%				5.80%	5.80%
Percentage of increase or decrease in the discount rate for sensitivity analysis								0.50%
Amount of increase in the impairment loss due to discount rate sensitivity								$ 26,340
Amount of decrease in the impairment loss due to discount rate sensitivity								(14,949)
Steam Vessels | Average
Property, plant and equipment
Charter market rate used (per day)								39
Increase or decrease in re-chartering rate for sensitivity analysis								5
Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period								19,909
Balance, at the end of the period			$ 24,341				$ 24,341	24,341
Office property and other tangible assets | Egypt LNG Shipping Ltd.
Property, plant and equipment
Price for selling property, plant and equipment			2,457
Loss from sale of property, plant and equipment			(572)
Vessels under construction
Property, plant and equipment
Balance, at the beginning of the period								203,323
Balance, at the end of the period			175,969				175,969	175,969
Progress shipyard installments paid			170,911				170,911	170,911
Progress shipyard installments			171,347				171,347	171,347					197,637
Onsite supervision costs			2,876				2,876	2,876					3,879
Critical spare parts, equipment and other vessel delivery expenses			1,746				1,746	1,746					$ 1,807
Vessels under construction | Samsung
Property, plant and equipment
Aggregate initial value to purchase depot spares			788,300				788,300	788,300
GasLog Westminster | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³						180,000
Hull No. 2300 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³					174,000
Hull No. 2301 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³					174,000
Hull No. 2311 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³				180,000
Hull No. 2312 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³				180,000
Cost | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period								5,339,512
Additions								26,413
Transfer from vessels under construction								376,785
Disposals								(3,029)
Fully amortized dry-docking component								(7,742)
Balance, at the end of the period			5,731,939				5,731,939	5,731,939
Cost | Vessels
Property, plant and equipment
Balance, at the beginning of the period								5,314,348
Additions								18,557
Transfer from vessels under construction								376,785
Fully amortized dry-docking component								(7,742)
Balance, at the end of the period			5,701,948				5,701,948	5,701,948
Cost | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period								25,164
Additions								7,856
Disposals								(3,029)
Balance, at the end of the period			29,991				29,991	29,991
Cost | Vessels under construction
Property, plant and equipment
Balance, at the beginning of the period								203,323
Additions								349,431
Transfer from vessels under construction								(376,785)
Balance, at the end of the period			175,969				175,969	175,969
Accumulated depreciation and impairment | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period								(912,447)
Depreciation expense								(79,745)
Impairment loss on vessels								(22,454)
Fully amortized dry-docking component								7,742
Balance, at the end of the period			(1,006,904)				(1,006,904)	(1,006,904)
Accumulated depreciation and impairment | Vessels
Property, plant and equipment
Balance, at the beginning of the period								(907,192)
Depreciation expense								(79,350)
Impairment loss on vessels								(22,454)
Fully amortized dry-docking component								7,742
Balance, at the end of the period			(1,001,254)				(1,001,254)	(1,001,254)
Accumulated depreciation and impairment | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period								(5,255)
Depreciation expense								(395)
Balance, at the end of the period			$ (5,650)				$ (5,650)	$ (5,650)